CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended			6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues
COSTS AND OPERATING EXPENSES
Research and development	(8,439)	40,737		20,153	81,474	201,553	201,553	221,706
Investor relations and marketing	4,178	1,437		10,750	4,172	20,303	20,303	31,053
Director and management fees	36,028	34,170		72,011	59,179	138,210	138,210	210,221
Professional fees	39,001	68,887	43,925	63,188	112,100	169,300	213,225	276,413
Travel, office and facilities expenses	18,094	15,109	6,741	20,152	24,866	41,167	47,908	68,060
Costs and operating expenses	88,862	160,340	50,666	186,254	281,791	570,533	621,199	807,453
LOSS FROM OPERATIONS	(88,862)	(160,340)	(50,666)	(186,254)	(281,791)	(570,533)	(621,199)	(807,453)
OTHER EXPENSE
Interest expense	1,270	247	189	2,833	487	1,068	1,257	4,090
Total other expense	1,270	247	189	2,833	487	1,068	1,257	4,090
LOSS BEFORE INCOME TAX	(90,132)	(160,587)	(50,855)	(189,087)	(282,278)	(571,601)	(622,456)	(811,543)
INCOME TAX PROVISION								0
NET LOSS	$ (90,132)	$ (160,587)	$ (50,855)	$ (189,087)	$ (282,278)	$ (571,601)	$ (622,456)	$ (811,543)
NET LOSS PER COMMON SHARE - Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted Average Shares Outstanding	85,064,909	71,309,351		85,048,233	66,544,475	68,465,720	60,300,000